Quarterly Holdings Report
for

Fidelity Freedom® Blend 2065 Fund

June 30, 2019

Y65-QTLY-0819
1.9895828.100

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.4%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	7,572	$115,400
Fidelity Series Commodity Strategy Fund (a)	6,645	31,300
Fidelity Series Large Cap Growth Index Fund (a)	8,548	90,100
Fidelity Series Large Cap Stock Fund (a)	6,015	90,100
Fidelity Series Large Cap Value Index Fund (a)	13,088	168,700
Fidelity Series Small Cap Opportunities Fund (a)	3,242	45,200
Fidelity Series Value Discovery Fund (a)	4,182	53,700
TOTAL DOMESTIC EQUITY FUNDS
(Cost $594,500)		594,500

International Equity Funds - 32.8%
Fidelity Series Canada Fund (a)	962	10,500
Fidelity Series Emerging Markets Fund (a)	1,082	10,400
Fidelity Series Emerging Markets Opportunities Fund (a)	4,924	94,000
Fidelity Series International Growth Fund (a)	5,209	84,800
Fidelity Series International Index Fund (a)	2,281	23,200
Fidelity Series International Small Cap Fund (a)	1,300	21,100
Fidelity Series International Value Fund (a)	8,692	83,700
Fidelity Series Overseas Fund (a)	50	500
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $328,200)		328,200

Bond Funds - 6.5%
Fidelity Series Corporate Bond Fund (a)	181	1,900
Fidelity Series Emerging Markets Debt Fund (a)	709	6,900
Fidelity Series Floating Rate High Income Fund (a)	151	1,400
Fidelity Series Government Bond Index Fund (a)	249	2,600
Fidelity Series High Income Fund (a)	777	7,400
Fidelity Series Inflation-Protected Bond Index Fund (a)	300	3,000
Fidelity Series Investment Grade Bond Fund (a)	236	2,700
Fidelity Series Investment Grade Securitized Fund (a)	184	1,900
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,469	32,300
Fidelity Series Real Estate Income Fund (a)	415	4,600
TOTAL BOND FUNDS
(Cost $64,700)		64,700

Short-Term Funds - 101.3%
Fidelity Cash Central Fund 2.42% (b)	999,800	1,000,000
Fidelity Series Government Money Market Fund 2.44% (a)(c)	2,700	2,700
Fidelity Series Short-Term Credit Fund (a)	169	1,700
Fidelity Series Treasury Bill Index Fund (a)	821	8,200
TOTAL SHORT-TERM FUNDS
(Cost $1,012,600)		1,012,600
TOTAL INVESTMENT IN SECURITIES - 200.0%
(Cost $2,000,000)		2,000,000
NET OTHER ASSETS (LIABILITIES) - (100.0)%		(999,789)
NET ASSETS - 100%		$1,000,211

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$197
Total	$197

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$--	$115,400	$--	$--	$--	$--	$115,400
Fidelity Series Canada Fund	--	10,500	--	--	--	--	10,500
Fidelity Series Commodity Strategy Fund	--	31,300	--	--	--	--	31,300
Fidelity Series Corporate Bond Fund	--	1,900	--	--	--	--	1,900
Fidelity Series Emerging Markets Debt Fund	--	6,900	--	2	--	--	6,900
Fidelity Series Emerging Markets Fund	--	10,400	--	--	--	--	10,400
Fidelity Series Emerging Markets Opportunities Fund	--	94,000	--	--	--	--	94,000
Fidelity Series Floating Rate High Income Fund	--	1,400	--	1	--	--	1,400
Fidelity Series Government Bond Index Fund	--	2,600	--	--	--	--	2,600
Fidelity Series Government Money Market Fund 2.44%	--	2,700	--	--	--	--	2,700
Fidelity Series High Income Fund	--	7,400	--	3	--	--	7,400
Fidelity Series Inflation-Protected Bond Index Fund	--	3,000	--	--	--	--	3,000
Fidelity Series International Growth Fund	--	84,800	--	--	--	--	84,800
Fidelity Series International Index Fund	--	23,200	--	--	--	--	23,200
Fidelity Series International Small Cap Fund	--	21,100	--	--	--	--	21,100
Fidelity Series International Value Fund	--	83,700	--	--	--	--	83,700
Fidelity Series Investment Grade Bond Fund	--	2,700	--	1	--	--	2,700
Fidelity Series Investment Grade Securitized Fund	--	1,900	--	--	--	--	1,900
Fidelity Series Large Cap Growth Index Fund	--	90,100	--	--	--	--	90,100
Fidelity Series Large Cap Stock Fund	--	90,100	--	--	--	--	90,100
Fidelity Series Large Cap Value Index Fund	--	168,700	--	--	--	--	168,700
Fidelity Series Long-Term Treasury Bond Index Fund	--	32,300	--	5	--	--	32,300
Fidelity Series Overseas Fund	--	500	--	--	--	--	500
Fidelity Series Real Estate Income Fund	--	4,600	--	--	--	--	4,600
Fidelity Series Short-Term Credit Fund	--	1,700	--	--	--	--	1,700
Fidelity Series Small Cap Opportunities Fund	--	45,200	--	--	--	--	45,200
Fidelity Series Treasury Bill Index Fund	--	8,200	--	1	--	--	8,200
Fidelity Series Value Discovery Fund	--	53,700	--	--	--	--	53,700
Total	$--	$1,000,000	$--	$13	$--	$--	$1,000,000

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.